Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share
Schedule of basic earnings per share

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Earnings/(loss) attributable to equity holders as presented in the income statement	5	2	–	(10)
Less: Dividend on preferred shares (see note 14)	(6)	(6)	(12)	(12)
Loss attributable to equity holders used in calculating earnings per share	(1)	(4)	(12)	(22)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.7	597.7	597.6
Earnings/(loss) per share	$–	$(0.01)	$(0.02)	$(0.04)